INVESTMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) issue	Dec. 31, 2021 USD ($) issue	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Net Investment Income [Line Items]
Number of unrealized loss positions | issue	4,798	1,896
Debt securities exposure in single issuer greater than stated percentage of total investments (as a percent)	0.80%
Fixed maturities available-for-sale, amortized cost	$ 68,087,000,000	$ 68,636,000,000
Gross unrealized losses	4,957,000,000	79,000,000
Allowance for credit loss	129,000,000	62,000,000	$ 81,000,000
Separate account equity investment carrying value	38,000,000	44,000,000
Expense in securities sold under agreement to repurchase	1,000,000	2,000,000	2,000,000
Fixed maturities
Net Investment Income [Line Items]
Accrued investment income receivable	550,000,000	470,000,000
Accrued interest, writeoff	0	0	0
Fixed maturities available-for-sale, amortized cost	68,100,000,000	68,600,000,000
Corporate
Net Investment Income [Line Items]
Debt securities exposure in single issuer of total investments	$ 327,000,000	$ 280,000,000
Debt securities exposure in single issuer of total investments (as a percent)	(30.40%)	3.20%
Fixed maturities available-for-sale, amortized cost	$ 46,053,000,000	$ 45,578,000,000
Gross unrealized losses	4,222,000,000	62,000,000
Commercial mortgages:
Net Investment Income [Line Items]
Accrued investment income receivable	71,000,000	57,000,000
Accrued interest, writeoff	0	0
Allowance for credit loss	123,000,000	57,000,000	77,000,000	$ 33,000,000
Non-accruing loans, carrying value	14,000,000	14,000,000
Net of allowance, carrying value	2,000,000	2,000,000
Agricultural mortgages:
Net Investment Income [Line Items]
Accrued investment income receivable	71,000,000	57,000,000
Accrued interest, writeoff	0	0
Allowance for credit loss	6,000,000	5,000,000	$ 4,000,000	$ 3,000,000
Individually Assessed Mortgage loans
Net Investment Income [Line Items]
Mortgage loans foreclosure probable	0
Allowance for credit loss	0
Recurring
Net Investment Income [Line Items]
Investment gains (losses), net	283,000,000	379,000,000
Other Than Investment Grade | Non-Investment Grade | Fixed maturities
Net Investment Income [Line Items]
Available-for-sale securities, amortized cost basis other than investment grade	$ 2,900,000,000	$ 2,800,000,000
Percentage of available for sale securities (as a percent)	4.30%	4.10%
Unrealized loss on available for sale securities	$ 208,000,000	$ 18,000,000